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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 8 of its series, Evergreen Alabama Municipal Bond Fund, Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund, for the quarter ended May 31, 2006. These 8 series have a August 31 fiscal year end.

Date of reporting period:        May 31, 2006

Item 1 – Schedule of Investments

EVERGREEN ALABAMA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.5%
COMMUNITY DEVELOPMENT DISTRICT 2.0%
Henderson, NV Local Impt. Dist. RB, 4.90%, 03/01/2017	$1,000,000	$1,001,610

EDUCATION 9.0%
Alabama Board of Ed. RB, Shelton State Cmnty. College, 5.00%, 10/01/2006, (Insd. by MBIA)	500,000	502,340
Alabama Pub. Sch. & College Auth. RB, Ser. A, 5.00%, 02/01/2012	1,165,000	1,221,316
Auburn Univ., Alabama Gen. Fee RB, 5.25%, 06/01/2016	1,750,000	1,864,520
University of South Alabama Capital Impt. Proj. RRB, 5.00%, 03/15/2023, (Insd. by FGIC)	1,000,000	1,039,140

		4,627,316

ELECTRIC REVENUE 1.0%
Puerto Rico Elec. Power Auth. RB, Ser. DD, 5.00%, 07/01/2009, (Insd. by FSA)	500,000	518,320

GENERAL OBLIGATION – LOCAL 14.9%
Birmingham, AL GO, Refunding and Capital Impt. Proj., Ser. B, 5.25%, 12/01/2022	500,000	530,470
Gulf Shores, AL GO Warrants, Ser. B, 5.00%, 12/15/2024	2,065,000	2,147,579
Huntsville, AL GO Warrants, Ser. D, 5.25%, 11/01/2009	1,000,000	1,044,170
Jefferson Cnty., AL GO Warrants, 5.20%, 02/15/2012	1,000,000	1,045,440
Shelby Cnty., AL GO Warrants, Board of Ed., Ser. A, 4.75%, 02/01/2009, (Insd. by AMBAC)	750,000	769,403
Tuscaloosa, AL GO Warrants:
5.55%, 01/01/2015	1,000,000	1,064,740
5.75%, 01/01/2019	1,000,000	1,070,330

		7,672,132

GENERAL OBLIGATION – STATE 8.3%
Alabama GO:
Parks Sys. Impt. Corp., Ser. C:
5.25%, 06/01/2009	1,410,000	1,471,927
5.50%, 06/01/2010	600,000	639,582
Ser. A, 5.00%, 06/01/2012	1,000,000	1,043,770
Puerto Rico Cmnwlth. Pub. Impt. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,111,150

		4,266,429

HOSPITAL 18.9%
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%, 11/15/2020	2,000,000	2,042,400
Birmingham-Carraway, AL Spl. Care Facs. Fin. Auth. RB, Methodist Hlth. Sys., Ser. A, 5.875%,
08/15/2015	750,000	765,983
Huntsville, AL Hlth. Care Auth. RB, Ser. B:
5.00%, 07/01/2026	1,000,000	1,033,030
5.75%, 06/01/2032	3,020,000	3,198,059
Lauderdale Cnty. & Florence, AL Hlth. Care Auth. RB, Coffee Hlth. Group, Ser. A, 6.00%,
07/01/2013, (Insd. by MBIA)	500,000	547,605
Montgomery, AL Baptist Med. Ctr. Spl. Care Facs. Fin. Auth. RB, Ser. A, 5.20%, 05/01/2013	1,000,000	1,052,570
University of Alabama RB, Univ. Hosp., Ser. A, 5.40%, 09/01/2013, (Insd. by MBIA)	1,000,000	1,064,220

		9,703,867

INDUSTRIAL DEVELOPMENT REVENUE 2.9%
Courtland, AL IDA PCRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 06/01/2025	1,500,000	1,496,355

LEASE 9.5%
Alabama Bldg. Renovation Fin. Auth. RRB, 5.25%, 09/01/2007, (Insd. by AMBAC)	1,020,000	1,039,615
Elmore Cnty., AL Ltd. Obl. Sch. RRB Warrants, 5.00%, 02/01/2023	2,195,000	2,279,288
Montgomery, AL Downtown Redev. Auth. RRB, State of Alabama Proj., 5.00%, 10/01/2010	1,500,000	1,571,520

		4,890,423

SALES TAX 6.0%
Alabama Pub. Sch. & College RB, Ser. C, 5.00%, 05/01/2012, (Insd. by FSA)	1,000,000	1,054,360
Baldwin Cnty., AL Board of Ed. RB Warrants, 5.00%, 06/01/2022, (Insd. by AMBAC)	1,955,000	2,020,062

		3,074,422

1

EVERGREEN ALABAMA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 6.5%
Alabama IDA Spl. Tax RB, 4.50%, 07/01/2010	$660,000	$673,299
Alabama Pub. Sch. & College Auth. RB, Capital Impt., Ser. C, 5.75%, 07/01/2017	1,000,000	1,066,540
Hoover, AL Board of Ed. TAN Warrants, 5.00%, 02/15/2015, (Insd. by MBIA)	1,000,000	1,051,860
Madison Cnty., AL Board of Ed. TAN Warrants, 5.20%, 03/01/2015	500,000	527,305

		3,319,004

TRANSPORTATION 2.1%
Alabama Federal Aid Hwy. Fin. Auth. RB, Ser. A, 5.25%, 03/01/2013, (Insd. by MBIA)	1,000,000	1,067,920

UTILITY 4.1%
Clarke & Mobile Cnty., AL Gas RB, 5.25%, 01/01/2024	2,000,000	2,122,160

WATER & SEWER 13.3%
Alabama Drinking Water Fin. Auth. RB, Ser. A:
4.65%, 08/15/2011, (Insd. by AMBAC)	1,125,000	1,166,760
5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,135,297
Alabama Water PCRB, 5.50%, 08/15/2014, (Insd. by AMBAC)	1,000,000	1,069,360
Anniston, AL Waterworks & Sewer Board RB, 5.35%, 06/01/2014, (Insd. by AMBAC)	500,000	518,940
Mobile, AL Water & Sewer RB:
5.00%, 01/01/2009, (Insd. by FGIC)	1,000,000	1,030,220
5.25%, 01/01/2015, (Insd. by FGIC)	700,000	737,996
5.25%, 01/01/2016, (Insd. by FGIC)	1,100,000	1,168,156

		6,826,729

Total Municipal Obligations (cost $50,026,582)		50,586,687

	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Municipal Money Market Fund ø (cost $65,025)	65,025	65,025

Total Investments (cost $50,091,607) 98.6%		50,651,712
Other Assets and Liabilities 1.4%		711,919

Net Assets 100.0%		$51,363,631

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
TAN	Tax Anticipation Note

The following table shows the percent of total investments by geographic location as of May 31, 2006:

Alabama	94.7%
Nevada	2.0%
Puerto Rico	3.2%
Non-state specific	0.1%

100.0%

On May 31, 2006, the aggregate cost of securities for federal income tax purposes was $50,091,607. The gross unrealized appreciation and depreciation on securities based on tax cost was $706,895 and $146,790, respectively, with a net unrealized appreciation of $560,105.

2

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.5%
COMMUNITY DEVELOPMENT DISTRICT 35.7%
Aberdeen, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2036	$4,000,000	$4,004,880
Anthem Park, FL CDD RB, 5.80%, 05/01/2036	1,000,000	1,025,720
Arbor Greene, FL CDD Spl. Assmt. RB:
6.30%, 05/01/2019	360,000	370,660
7.60%, 05/01/2018	540,000	553,522
Bartram Park, FL CDD Spl. Assmt. RB:
4.875%, 05/01/2015	930,000	935,375
5.30%, 05/01/2035	1,000,000	1,001,480
Bay Laurel, FL CDD Spl. Assmt., 5.45%, 05/01/2037	3,570,000	3,596,739
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	189,000	191,380
Baywinds, FL CDD Spl. Assmt., Ser. A, 5.25%, 05/01/2037	4,155,000	4,154,792
Bobcat Trail, FL CDD RB:
Ser. A, 6.60%, 05/01/2021	1,175,000	1,200,638
Ser. B, 6.75%, 05/01/2007	490,000	493,450
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,835,000	2,905,450
Ser. B, 5.70%, 05/01/2010	1,575,000	1,585,269
Covington Park, FL CDD RB:
Ser. A, 6.25%, 05/01/2034	975,000	1,028,752
Ser. B, 5.30%, 11/01/2009	200,000	200,080
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,955,000	2,118,184
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,970,000	3,107,630
East Homestead, FL CDD Spl. Assmt. RB, 5.375%, 05/01/2036	3,000,000	3,013,560
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	1,060,000	1,110,488
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,600,000	1,687,728
6.375%, 05/01/2035	1,285,000	1,360,237
Fishhawk, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	50,000	50,169
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,599,550
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	2,905,000	2,909,241
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2019	685,000	672,930
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	260,000	259,992
Heritage Isles, FL CDD:
Recreational Facs. RB, 7.10%, 10/01/2022	2,375,000	2,034,235
Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	2,100,000	2,214,408
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	1,000,000	1,020,250
Ser. B, 5.10%, 11/01/2009	2,560,000	2,566,221
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. A, 6.50%, 05/01/2020	2,455,000	2,486,154
Heritage Pines, FL CDD Capital Impt. RB, Ser. A, 6.10%, 05/01/2020	2,220,000	2,241,512
Highlands, FL CDD Spl. Assmt. RB, 5.55%, 05/01/2036	4,000,000	4,039,000
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.625%, 03/01/2024	4,000,000	4,202,680
Indian Trace, FL CDD Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	2,160,000	2,355,934
Indigo, FL CDD Capital Impt. RB:
5.75%, 05/01/2036	3,710,000	3,780,601
Ser. C, 7.00%, 05/01/2030	3,000,000	3,066,420
Journey’s End, FL CDD Spl. Assmt. RB, 7.00%, 11/01/2031	2,225,000	2,346,974
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,725,000	1,745,734
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,589,734	1,551,056
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	725,000	732,504
Marshall Creek, FL CDD Spl. Assmt.:
6.625%, 05/01/2032	2,860,000	3,074,471
Ser. A, 7.65%, 05/01/2032	1,920,000	2,084,006
Ser. B, 6.75%, 05/01/2007	110,000	110,774
Mediterra South, FL CDD RB, Ser. A, 6.95%, 05/01/2031	2,755,000	2,883,411
Mediterranea, FL CDD Spl. Assmt., Ser. A, 5.60%, 05/01/2037	3,050,000	3,079,890

1

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Proj., 7.00%, 05/01/2019	$1,552,000	$1,585,306
Parkland Country Club, 5.45%, 05/01/2026	5,000,000	4,999,750
Northwood, FL CDD Spl. Assmt. RB, 7.60%, 05/01/2017	1,075,000	1,117,645
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	3,750,000	3,766,912
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A:
5.50%, 05/01/2010	700,000	714,028
5.80%, 05/01/2026	5,000,000	5,117,250
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	445,000	454,999
Ser. A, 6.125%, 05/01/2035	985,000	1,034,959
Ser. B, 5.125%, 05/01/2009	1,000,000	1,003,980
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,730,000	5,011,530
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036	3,175,000	3,235,039
Remington, FL CDD Spl. Assmt. RB, 6.95%, 05/01/2009	680,000	685,318
South Bay, FL CDD RB:
Ser. B-1, 5.125%, 11/01/2009	250,000	250,967
Ser. B-2, 5.375%, 05/01/2013	6,265,000	6,333,539
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	8,015,000	7,539,710
Tree Island Estates, FL CDD Spl. Assmt. RB, 5.90%, 05/01/2034	1,975,000	2,051,136
Tuscany Reserve, FL CDD RB:
Ser. A, 5.55%, 05/01/2036	4,000,000	4,030,120
Ser. B, 5.25%, 05/01/2016	1,500,000	1,523,820
Verano, FL CDD RB, Cmnty. Infrastructure Proj.:
Ser. A, 5.375%, 05/01/2037	3,830,000	3,818,357
Ser. B, 5.00%, 11/01/2013	5,000,000	4,975,300
Verano, FL CDD Spl. Assmt. RB, Cmnty. Infrastructure Proj., Ser. B, 5.00%, 11/01/2012	3,000,000	2,995,140
West Village, FL CDD Spl. Assmt., 5.50%, 05/01/2037	5,500,000	5,510,450
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	1,180,000	1,196,367
7.50%, 05/01/2017	1,257,500	1,260,116
Winston Trails, FL CDD Spl. Obl. RB, 6.50%, 05/01/2031	3,015,000	3,111,993
Florida World Commerce CDD Spl. Assmt. RB:
Ser. A-1, 6.50%, 05/01/2036	3,000,000	3,167,490
Ser. A-2, 6.125%, 05/01/2035	2,715,000	2,866,470

		169,111,822

CONTINUING CARE RETIREMENT COMMUNITY 16.6%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,291,360
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A, 7.00%, 07/01/2029	3,360,000	3,467,318
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%,
11/15/2029	5,000,000	5,435,450
Hialeah Gardens, FL IDA RRB, Waterford Convalescent, Ser. A, 7.875%, 12/01/2007	425,000	425,340
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,622,579
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj.:
Ser. A:
6.25%, 10/01/2017	3,290,000	3,365,933
6.375%, 10/01/2025	6,575,000	6,706,368
Ser. B, 4.75%, 10/01/2027	1,155,000	1,155,739
Shell Point Vlg. Proj., Ser. A:
5.50%, 11/15/2029	2,200,000	2,211,242
5.75%, 11/15/2011	1,015,000	1,054,747
Lee Cnty., FL IDA RRB, Encore Nursing Ctr., 8.125%, 12/01/2007	180,000	180,718
Olathe, KS Sr. Living Facs. RB:
6.00%, 11/15/2026	500,000	522,495
6.00%, 11/15/2038	3,500,000	3,630,305

2

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Orange Cnty., FL Hlth. Facs. Auth. RB:
Orlando Lutheran:
5.375%, 07/01/2020	$2,355,000	$2,304,839
5.70%, 07/01/2026	2,000,000	1,992,540
Orlando Lutheran Tower:
8.40%, 07/01/2014	395,000	408,391
8.75%, 07/01/2026	370,000	382,647
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	2,750,000	2,752,007
Waterford Proj.:
5.20%, 10/01/2006	965,000	965,782
5.30%, 10/01/2007	990,000	990,733
5.50%, 10/01/2015	6,500,000	6,503,055
Peninsula Port Auth. of Virginia Residential Care Facs. RRB, Virginia Baptist Homes, Ser. C, 5.40%,
12/01/2033	4,660,000	4,671,091
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	766,000	777,513
St. John’s Cnty., FL IDA RB:
Glenmoor St. John’s Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,348,550
8.00%, 01/01/2023	4,500,000	4,813,695
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	7,440,000	7,592,074
Vicars Landing Proj.:
Ser. A, 6.75%, 02/15/2012	1,988,000	1,990,584
Ser. B, 4.50%, 02/15/2017	2,000,000	1,994,920
Volusia Cnty., FL IDA, First Mtge. RB, Bishop Glenn Proj., 7.625%, 11/01/2026	2,000,000	2,072,700

		78,630,715

EDUCATION 5.2%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ., 5.50%, 04/01/2024	1,000,000	1,037,780
Florida State Univ. Edl. Facs. RB, Ser. A, 5.00%, 05/01/2024	2,240,000	2,337,821
Pinellas Cnty., FL Edl. Facs. Auth. RB:
Barry Univ. Proj., 5.875%, 10/01/2025	3,185,000	3,408,969
Eckerd College, 7.75%, 07/01/2014	510,000	510,693
Eckerd College Proj., 5.25%, 10/01/2029	5,500,000	5,660,105
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ.:
5.00%, 10/15/2035	7,000,000	7,088,480
Ser. A:
5.75%, 10/15/2029	3,180,000	3,305,292
6.125%, 10/15/2016	1,025,000	1,054,879

		24,404,019

GENERAL OBLIGATION – STATE 4.4%
Puerto Rico Pub. Impt., GO, Ser. A, 5.25%, 07/01/2020	4,000,000	4,146,360
Florida Dept. of Trans. GO, Right of Way Proj., Ser. A, 5.00%, 07/01/2031	15,955,000	16,483,749

		20,630,109

HOSPITAL 20.0%
Coral Gables, FL Hlth. Facs. Auth. RB, Baptist Hlth. South Florida, 5.25%, 08/15/2024	2,950,000	3,125,112
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%, 11/15/2032	5,000,000	5,370,550
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. D, 5.875%, 11/15/2029	5,000,000	5,330,200
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj.:
Ser. A, 5.25%, 10/01/2024	3,000,000	3,107,190
Ser. B, 5.25%, 10/01/2028	5,000,000	5,146,700
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,805,000	3,694,008
Kerrville, TX Hlth. Facs. Dev. Corp. RB, Sid Peterson Mem. Hosp. Proj., 5.375%, 08/15/2035	5,000,000	5,046,250
Miami, FL Hlth. Facs. Auth. Hlth. Sys. RB, Catholic Hlth. East:
Ser. B, 5.125%, 11/15/2024	3,000,000	3,051,210
Ser. C, 5.125%, 11/15/2024	2,050,000	2,084,994

3

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys., 5.625%, 11/15/2032	$3,500,000	$3,696,315
Orlando Regl. Hlth. Care Sys., Ser. B, 5.125%, 11/15/2039	6,200,000	6,283,328
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.50%, 11/15/2033	4,505,000	4,893,151
Salina, KS Hosp. RRB, Salina Regl. Hlth. Proj., 5.00%, 10/01/2036	8,665,000	8,765,167
Sarasota Cnty., FL Pub. Hosp. Board RB, Sarasota Mem. Hosp., Ser. B:
5.25%, 07/01/2024	5,010,000	5,451,882
5.50%, 07/01/2028	15,870,000	17,884,379
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj., 5.75%, 11/15/2033	3,000,000	3,185,340
St. John’s Cnty., FL IDA RB, Bayview Proj., Ser. A:
7.00%, 10/01/2012	1,125,000	1,139,760
7.10%, 10/01/2026	2,500,000	2,519,350
Tampa, FL Hosp. RB, H. Lee Moffitt Cancer Ctr., Ser. A, 5.75%, 07/01/2019	1,500,000	1,557,210
West Orange, FL Hlth. Care Dist. of Florida RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,123,990

		94,456,086

HOUSING 1.0%
Brevard Cnty., FL HFA RRB, Ser. B, 6.50%, 09/01/2022	350,000	351,904
Florida HFA RB, The Vineyards Proj., Ser. H, 6.50%, 11/01/2025	1,500,000	1,533,150
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,981,361

		4,866,415

INDUSTRIAL DEVELOPMENT REVENUE 2.5%
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	3,000,000	3,014,550
6.75%, 07/01/2029	2,410,000	2,448,536
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	3,530,000	3,930,408
Ocean Hwy. & Port Auth., of Florida PCRB, Jefferson Smurfit Corp., 6.50%, 11/01/2006	2,605,000	2,616,957

		12,010,451

PRE-REFUNDED 2.2%
Florida Mid-Bay Bridge Auth. RB, Ser. A, 6.875%, 10/01/2022	7,000,000	8,916,950
Palm Beach Cnty., FL IDRB, Lourdes & Noreen McKeen Residence Geriatric Care, Inc. Proj., 6.55%,
12/01/2016, (LOC: Allied Irish Banks plc)	1,500,000	1,551,585

		10,468,535

PUBLIC FACILITIES 0.8%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,400,000	2,464,392
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%, 07/01/2013	1,040,000	1,091,262

		3,555,654

SALES TAX 1.7%
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	8,000,000	8,103,840

SPECIAL TAX 0.4%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Historic Convention, Ser. B:
6.25%, 12/01/2016	1,000,000	1,033,170
6.35%, 12/01/2022	500,000	516,830
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A, 7.00%, 05/01/2019	300,000	306,438

		1,856,438

TRANSPORTATION 3.0%
Colorado Dept. of Trans. RB, Ser. B, 5.50%, 06/15/2014	1,900,000	2,095,890
Nevada Dept. of Business & Industry RB, Las Vegas Monorail Proj., 7.375%, 01/01/2040	3,000,000	3,122,040
New York Triborough Bridge & Tunnel Auth. RRB, Ser. A, 5.00%, 01/01/2014	8,545,000	9,145,115

		14,363,045

UTILITY 0.5%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	1,410,000	1,478,442
7.375%, 10/01/2019	885,000	899,850

		2,378,292

4

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 4.5%
Jacksonville Elec. Auth. Water & Sewer Sys. RB, Ser. A, 5.50%, 10/01/2041	$8,180,000	$8,288,467
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 43, 6.125%, 08/01/2031	1,420,000	1,471,759
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,315,000	1,384,747
Unit Dev. No. 5-B, 6.00%, 08/01/2025	2,015,000	2,146,882
Unit Dev. No. 9-B:
5.90%, 08/01/2019	1,000,000	1,062,630
6.00%, 08/01/2029	2,600,000	2,770,170
Unit Dev. No. 9A-A, 7.20%, 08/01/2016	2,500,000	2,564,225
Seminole, FL Water Ctl. Dist. Spl. Assmt. RB, 7.25%, 08/01/2022	1,655,000	1,696,805

		21,385,685

Total Municipal Obligations (cost $454,931,584)		466,221,106

	Shares	Value

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Municipal Money Market Fund ø (cost $6,645,270)	6,645,270	6,645,270

Total Investments (cost $461,576,854) 99.9%		472,866,376
Other Assets and Liabilities 0.1%		619,082

Net Assets 100.0%		$473,485,458

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDA	Community Development Authority
CDD	Community Development District
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2006:

Florida	84.3%
Kansas	4.4%
New York	1.9%
Georgia	1.9%
Virginia	1.6%
Maryland	1.4%
Texas	1.1%
Puerto Rico	0.9%
Nevada	0.4%
Colorado	0.4%
Non-state specific	1.7%

100.0%

On May 31, 2006, the aggregate cost of securities for federal income tax purposes was $461,576,854. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,238,910 and $1,949,388, respectively, with a net unrealized appreciation of $11,289,522.

5

EVERGREEN FLORIDA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2006 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS 99.1%
COMMUNITY DEVELOPMENT DISTRICT 2.8%
Fishhawk, FL CDD RRB, 5.25%, 05/01/2018, (Insd. by MBIA)	$3,530,000	$3,781,477
Viera East, FL CDD RB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,290,195
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,435,791
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,586,993
		11,094,456
CONTINUING CARE RETIREMENT COMMUNITY 3.6%
Erie Cnty., NY Indl. Dev. Agcy. RB, Orchard Park, Inc. Proj., Ser. A:
5.00%, 11/15/2014	1,000,000	986,700
5.125%, 11/15/2016	1,585,000	1,562,905
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg. Proj., Ser. A, 5.75%, 11/15/2014	1,535,000	1,581,357
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey DelRay South Proj.:
5.20%, 10/01/2006	975,000	975,790
5.30%, 10/01/2007	1,000,000	1,000,740
Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,751,293
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	1,379,000	1,399,726
St. John’s Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	3,385,000	3,590,165
		13,848,676
EDUCATION 9.4%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., Ser. B, 6.25%, 04/01/2013	2,955,000	3,228,633
Broward Cnty., FL Sch. Board COP:
5.25%, 07/01/2017	4,955,000	5,276,976
Ser. A, 5.00%, 07/01/2024 #	10,495,000	10,942,192
Dade Cnty., FL Sch. Board COP, Ser. B, 5.00%, 11/01/2025	10,320,000	10,727,537
Pinellas Cnty., FL Edl. Facs. Auth. RRB, Barry Univ. Proj., 6.25%, 10/01/2015	2,530,000	2,770,274
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A, 6.125%, 10/15/2016	3,500,000	3,602,025
		36,547,637
ELECTRIC REVENUE 4.1%
Puerto Rico Elec. Power Auth. RB:
Ser. RR, 5.00%, 07/01/2035	5,000,000	5,165,700
Ser. SS, 5.00%, 07/01/2014	10,000,000	10,677,400
		15,843,100
GENERAL OBLIGATION – LOCAL 1.3%
Dade Cnty., FL GO, Ser. CC, 7.125%, 10/01/2015, (Insd. by AMBAC)	2,380,000	2,889,368
Palm Beach Cnty., FL GO, Ser. B, 6.50%, 07/01/2010	1,880,000	2,075,482
		4,964,850
GENERAL OBLIGATION – STATE 7.8%
Florida Board of Ed. Capital Outlay Proj. GO:
5.00%, 01/01/2016 ROL +	5,000,000	5,674,300
Ser. B, 5.25%, 06/01/2013	8,760,000	9,469,998
Puerto Rico Muni. Fin. Agcy. GO, Ser. C, 5.00%, 08/01/2014	7,570,000	8,074,616
Puerto Rico Pub. Impt. GO, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	6,480,000	7,200,252
		30,419,166
HOSPITAL 25.1%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd.
by MBIA)	4,000,000	4,587,800
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%, 11/15/2020	6,000,000	6,127,200
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs.:
5.25%, 08/15/2010	4,660,000	4,789,129
5.50%, 08/15/2014	3,730,000	3,921,908
Coral Gables, FL Hlth. Facs. Auth. RB, Baptist Hlth. South Florida:
5.00%, 08/15/2034	4,985,000	5,253,791
5.25%, 08/15/2024	5,000,000	5,296,800

1

EVERGREEN FLORIDA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2006 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%, 11/15/2032	$10,000,000	$10,741,100
Halifax, FL Hosp. Med. Ctr. Hlth. Care Facs. RB, 4.60%, 04/01/2008	1,080,000	1,089,580
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. D:
5.00%, 11/15/2035	2,000,000	2,012,240
5.875%, 11/15/2029	10,000,000	10,660,400
Jacksonville, FL Econ. Dev. Cmnty. Hlth. Care Facs. RB, Mayo Clinic Proj., 5.00%, 11/15/2036	15,000,000	15,342,150
North Miami, FL Hlth. Facs. Auth. RB, Catholic Hlth. Svcs., 6.00%, 08/15/2016, (LOC: SunTrust
Banks, Inc.)	1,000,000	1,022,640
Orange Cnty., FL Hlth. Facs. Auth. RB:
Hosp. Adventist Hlth. Sys., 6.25%, 11/15/2024	4,000,000	4,374,480
Orlando Regl. Healthcare Sys.:
Ser. B, 5.125%, 11/15/2039	5,000,000	5,067,200
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,015,000	2,329,340
Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,507,901
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj., 5.75%, 11/15/2033	5,000,000	5,308,900
St. Petersburg, FL Hlth. Facs. Auth. RB, All Children’s Hosp. Proj., 5.50%, 11/15/2018, (Insd.
by AMBAC)	1,000,000	1,062,940
		97,495,499
HOUSING 2.2%
Boynton Beach, FL MHRRB, Clipper Cove Apts. Proj., 5.75%, 01/01/2028	4,245,000	4,457,929
Florida Hsg. Fin. Corp. RB, Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	1,110,000	1,121,489
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	1,210,000	1,246,239
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A-1, 7.20%, 03/01/2033	95,000	95,648
Manatee Cnty., FL HFA Mtge. RRB:
Sub-Ser. 1, 7.20%, 05/01/2028	205,000	206,242
Sub-Ser. 2, 7.00%, 11/01/2027	260,000	282,459
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A-1, 5.95%, 03/01/2030	1,085,000	1,111,257
		8,521,263
INDUSTRIAL DEVELOPMENT REVENUE 4.2%
Hillsborough Cnty., FL Pollution Ctl. IDRB, Tampa Elec. Corp. Proj., 5.10%, 10/01/2013	4,575,000	4,739,059
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	11,300,000	11,735,954
		16,475,013
MISCELLANEOUS REVENUE 6.0%
Greenville Cnty., SC Sch. Dist. Installment Purchase RRB, Building Equity Sooner for Tomorrow,
6.00%, 12/01/2021	4,500,000	5,062,770
Gulf Breeze, FL RB, Local Govt. Loan:
5.50%, 12/01/2020, (Insd. by FGIC)	1,645,000	1,735,327
5.70%, 12/01/2020, (Insd. by FGIC)	2,095,000	2,224,073
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,081,106
Indian Trace Dev. Dist., Florida RB, Isles at Weston Proj., 5.50%, 05/01/2033	1,910,000	1,922,587
Jacksonville, FL Excise Tax RRB, Ser. B, 5.75%, 10/01/2012, (Insd. by FGIC)	2,805,000	2,958,686
Ocala, FL Capital Impt. Tax RB, 5.375%, 10/01/2014, (Insd. by AMBAC)	1,375,000	1,493,154
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,682,650
		23,160,353
PRE-REFUNDED 15.8%
Broward Cnty., FL Expressway Auth. RB, 9.875%, 07/01/2009	4,000,000	4,394,320
Florida Hsg. Fin. Corp. MHRRB, Ser. C, 6.20%, 08/01/2016	2,000,000	2,048,620
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C:
5.75%, 08/15/2012	4,300,000	4,591,067
5.75%, 08/15/2014	2,810,000	3,000,209
5.75%, 08/15/2015	2,090,000	2,231,472
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 3:
5.30%, 10/01/2006	4,265,000	4,289,438
5.50%, 10/01/2008	5,785,000	6,024,615
5.70%, 10/01/2011	2,000,000	2,183,800

2

EVERGREEN FLORIDA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued
May 31, 2006 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Orange Cnty., FL Tourist Dev. RB, 5.00%, 10/01/2014	$7,570,000	$8,096,039
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, JFK Med. Ctr., 9.50%, 08/01/2013	1,960,000	2,350,726
Palm Beach Cnty., FL IDRB, Lourdes & Noreen McKeen Residence Geriatric Care, Inc. Proj., 6.55%,
12/01/2016 (LOC: Allied Irish Banks plc)	2,000,000	2,068,780
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	5,000,000	5,256,100
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%, 11/15/2029	10,000,000	11,011,800
Port Everglades, FL Port Impt. RB, 7.125%, 11/01/2016	3,140,000	3,678,479
		61,225,465
PUBLIC FACILITIES 0.8%
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%, 07/01/2013	3,000,000	3,147,870
SPECIAL TAX 0.8%
South Indian River, Florida Water Ctl. Dist. Impt. Unit, 5.00%, 08/01/2021	3,095,000	3,256,095
TRANSPORTATION 3.1%
Miami-Dade Cnty., FL Expressway Auth. Toll Sys. RB, Ser. B, 5.25%, 07/01/2025, (Insd. by FGIC)	5,000,000	5,343,800
Orlando & Orange Cnty., FL Expressway Auth. RB, 6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	5,110,606
Puerto Rico Hwy. & Trans. Auth. RB, Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	1,500,000	1,644,675
		12,099,081
UTILITY 10.1%
Gainesville, FL Util. Sys. RB:
Ser. B:
6.50%, 10/01/2013	4,800,000	5,555,856
7.50%, 10/01/2008	3,000,000	3,248,880
7.50%, 10/01/2009	3,000,000	3,343,230
Ser. C, 5.00%, 10/01/2012	6,470,000	6,886,215
Lakeland, FL Elec. & Water RRB, Energy Sys., Ser. C, 6.05%, 10/01/2010, (Insd. by FSA)	5,000,000	5,454,650
Marco Island, FL Util. Sys. RB, 5.00%, 10/01/2033	5,000,000	5,138,650
Orlando, FL Util. Commission Util. Sys. RB, Ser. B, 5.00%, 10/01/2025	5,000,000	5,204,000
Orlando, FL Util. Commission Water & Elec. RB, 6.00%, 10/01/2010	4,000,000	4,355,800
		39,187,281
WATER & SEWER 2.0%
Collier Cnty., FL Water & Sewer RRB, Ser. B, 5.50%, 07/01/2014	1,910,000	2,085,147
North Springs, FL Water & Sewer RB, Ser. B, 6.50%, 12/01/2016	1,335,000	1,347,175
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
5.50%, 08/01/2015	500,000	519,735
Unit Dev. No. 5-B, 5.75%, 08/01/2014	875,000	905,511
Unit Dev. No. 9-B, 5.85%, 08/01/2013	705,000	736,937
Unit Dev. No. 9A-A, 7.20%, 08/01/2016	1,300,000	1,333,397
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2019	1,000,000	1,038,540
		7,966,442
Total Municipal Obligations (cost $375,964,774)		385,252,247

	Shares	Value
SHORT-TERM INVESTMENTS 4.2%
MUTUAL FUND SHARES 4.2%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $16,197,350)	16,197,350	16,197,350
Total Investments (cost $392,162,124) 103.3%		401,449,597
Other Assets and Liabilities (3.3%)		(12,951,718)
Net Assets 100.0%		$388,497,879

#	When-issued or delayed delivery security
+	Inverse floating rate security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

3

EVERGREEN FLORIDA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued
May 31, 2006 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDD	Community Development District
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRRB	Multifamily Housing Refunding Revenue Bond
RB	Revenue Bond
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2006:

Florida	84.1%
Puerto Rico	8.2%
Alabama	1.5%
South Carolina	1.3%
New York	0.6%
Virgin Islands	0.3%
Non-state specific	4.0%
100.0%

On May 31, 2006, the aggregate cost of securities for federal income tax purposes was $392,162,124. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,724,379 and $1,436,906, respectively, with a net unrealized appreciation of $9,287,473.

4

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
May 31, 2006 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS 98.6%
COMMUNITY DEVELOPMENT DISTRICT 0.8%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$750,000	$779,865
Henderson, NV Spl. Assmt. RB, 5.25%, 09/01/2026	1,000,000	1,005,490
		1,785,355
CONTINUING CARE RETIREMENT COMMUNITY 2.7%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,085,286
RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	1,355,000	1,401,382
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs. Lanier Vlg. Estates, Ser. C, 7.25%,
11/15/2029	1,000,000	1,087,090
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%, 12/15/2015	1,185,000	1,172,759
Peninsula Port Auth. Virginia Residential Care Facs. RRB, Ser. C, Baptist Home, 5.40%, 12/01/2033	1,000,000	1,002,380
		5,748,897
EDUCATION 7.8%
Atlanta, GA Dev. Auth. RB, TUFF, Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,766,377
Atlanta, GA Urban Residential Fin. Auth. RRB, Morehouse College Proj., 5.70%, 12/01/2010,
(Insd. by MBIA)	510,000	520,955
Barnesville-Lamar Cnty., GA IDA Student Hsg. Facs. RB, Gordon College Properties, Ser. A, 5.00%,
08/01/2025	2,000,000	2,027,180
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation SAC II Proj., Ser. A:
5.75%, 11/01/2013	1,200,000	1,308,204
5.75%, 11/01/2017	1,950,000	2,122,867
TUFF, Morehouse College Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	1,000,000	1,069,050
Georgia Private Colleges & Univ. Auth. RB:
Emory Univ. Proj., Ser. A:
5.50%, 11/01/2019	500,000	540,745
5.75%, 11/01/2012	1,000,000	1,075,690
5.75%, 11/01/2017	1,000,000	1,091,600
Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	554,050
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj., Ser. A, 5.25%, 10/01/2020	1,000,000	1,010,340
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner for Tomorrow Proj.,
5.00%, 12/01/2028	2,500,000	2,539,800
		16,626,858
ELECTRIC REVENUE 2.3%
Coweta Cnty., GA Dev. Auth. PCRRB, Georgia Power Co. Plant, Yates Proj., 4.35%, 09/01/2018,
(Insd. by AMBAC)	2,000,000	2,003,760
Georgia Muni. Elec. Auth. Power RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,169,000
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	533,232
Georgia Muni. Elec. Auth. Power RRB, Proj. One, Ser. A, 5.25%, 01/01/2013, (Insd. by MBIA)	1,000,000	1,075,280
		4,781,272
GENERAL OBLIGATION – LOCAL 8.5%
Cartersville, GA GO, 6.70%, 01/01/2012	120,000	131,418
Columbia Cnty., GA GO, Courthouse and Detention Proj., 5.625%, 02/01/2017, (Insd. by MBIA)	250,000	261,688
Effingham Cnty., GA Sch. Dist. GO:
6.25%, 02/01/2007, (Insd. by MBIA)	1,260,000	1,281,722
6.25%, 02/01/2008, (Insd. by MBIA)	1,160,000	1,207,641
6.25%, 02/01/2009, (Insd. by MBIA)	500,000	531,670
Forsyth Cnty., GA GO:
5.50%, 03/01/2020	1,000,000	1,072,230
6.125%, 03/01/2017	1,000,000	1,093,570

1

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2006 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Forsyth Cnty., GA Sch. Dist. GO:
5.00%, 02/01/2024, (Insd. by MBIA)	$5,000,000	$5,199,300
6.00%, 02/01/2014	1,000,000	1,096,340
6.75%, 07/01/2016	2,000,000	2,370,180
Henry Cnty., GA Sch. Dist. GO:
5.125%, 08/01/2014	1,000,000	1,056,190
Ser. A, 6.45%, 08/01/2011	1,000,000	1,083,170
Meriwether Cnty., GA Sch. Dist. GO, 7.00%, 02/01/2007, (Insd. by FSA)	500,000	510,900
Paulding Cnty., GA Sch. Dist. GO, Ser. A, 6.625%, 02/01/2009	1,000,000	1,072,380
		17,968,399
GENERAL OBLIGATION – STATE 4.0%
Georgia GO:
Ser. A, 6.00%, 04/01/2015	1,780,000	2,044,045
Ser. C:
5.00%, 07/01/2009	1,000,000	1,039,300
6.00%, 07/01/2012	1,970,000	2,140,957
6.25%, 08/01/2011	1,140,000	1,272,491
7.25%, 07/01/2008	1,750,000	1,873,095
		8,369,888
HOSPITAL 8.8%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	500,000	542,345
Coffee Cnty., GA Hosp. Auth. RB, Anticipation Cert., Coffee Regl. Med. Ctr. Proj., Ser. A, 6.75%,
12/01/2016	1,600,000	1,654,208
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj.:
5.00%, 12/01/2026	2,900,000	2,834,895
5.25%, 12/01/2022	3,690,000	3,743,542
Floyd Cnty., GA Hosp. Auth. RB, Anticipation Cert., Floyd Med. Ctr. Proj., 5.50%, 07/01/2012	875,000	949,646
Gainesville & Hall Cnty., GA Hosp. Auth. RRB, Anticipation Cert., Northeast Georgia Hlth. Sys.,
Inc. Proj.:
5.50%, 05/15/2021	500,000	517,780
6.00%, 05/15/2014, (Insd. by MBIA)	595,000	633,484
Georgia Med. Ctr. Hosp. Auth. RB, Columbus Regl. Hlth. Care Sys., 6.10%, 08/01/2014, (Insd.
by MBIA)	2,000,000	2,160,160
Glynn-Brunswick, GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys.
Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	521,934
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	1,500,000	1,554,420
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, Ser. B, SAVRS, 3.65%, 07/01/2030	1,000,000	1,000,000
Macon-Bibb Cnty., GA Hosp. Auth. RB, Anticipation Cert., Med. Ctr. of Georgia, Ser. A, 5.30%,
08/01/2011, (Insd. by FGIC)	1,000,000	1,060,410
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. of Cecil Cnty., 5.00%, 07/01/2035	1,425,000	1,432,168
		18,604,992
HOUSING 11.5%
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis, LLC Proj., Ser. A,
5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	11,000,000	11,277,640
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,625,272
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,145,132
Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	734,169
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	607,923
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ. Jaguar Student Hsg.,
LLC Proj., Ser. A, 5.375%, 02/01/2025	3,870,000	3,995,775
		24,385,911

2

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2006 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 3.7%
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	$1,120,000	$1,264,357
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., FRN, Ser. A,
2.30%, 03/01/2031	5,000,000	4,918,200
Savannah, GA EDA Solid Waste & Sewer Disposal RB, Georgia Waste Mgmt. Proj., Ser. A, 5.50%,
07/01/2016	1,500,000	1,588,635
		7,771,192
LEASE 16.0%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed., 5.25%, 12/01/2024	4,000,000	4,119,880
Clayton Cnty., GA Dev. Auth. RB, TUFF, Archives Proj., Ser. A:
5.375%, 07/01/2019, (Insd. by MBIA)	1,170,000	1,252,801
5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,375,939
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd. by AMBAC)	1,825,000	2,002,992
College Park, GA Business & IDA RRB, Civic Ctr. Proj., 5.25%, 09/01/2023, (Insd. by AMBAC)	7,915,000	8,505,301
Coweta Cnty., GA Dev. Auth. RB, 6.41%, 07/01/2024, (Insd. by MBIA)	5,100,000	5,541,201
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	1,000,000	1,069,880
Georgia Muni. Assn., Inc. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,366,813
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,393,471
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,695,350
5.50%, 12/01/2019, (Insd. by AMBAC)	2,340,000	2,522,848
		33,846,476
PRE-REFUNDED 9.9%
Atlanta, GA Arpt. Facs. RRB, Ser. A:
6.50%, 01/01/2009, (Insd. by AMBAC)	1,300,000	1,390,831
6.50%, 01/01/2010, (Insd. by AMBAC)	2,000,000	2,187,640
Coffee Cnty., GA Hosp. Auth. RB, Anticipation Cert., Coffee Regl. Med. Ctr. Proj., Ser. A, 6.75%,
12/01/2026	1,500,000	1,550,820
College Park, GA Business & IDA RRB, Civic Ctr. Proj., Ser. A:
5.70%, 09/01/2009, (Insd. by FSA)	1,000,000	1,062,320
5.75%, 09/01/2010, (Insd. by FSA)	1,470,000	1,561,993
Columbia Cnty., GA Water & Sewer RB:
6.25%, 06/01/2015, (Insd. by FGIC)	1,200,000	1,313,412
6.25%, 06/01/2016, (Insd. by FGIC)	1,250,000	1,368,137
6.25%, 06/01/2017, (Insd. by FGIC)	1,390,000	1,521,369
DeKalb Cnty., GA Sch. Dist. GO, Ser. A:
6.25%, 07/01/2010	2,000,000	2,192,360
6.25%, 07/01/2011	500,000	558,080
Fayette Cnty., GA Pub. Facs. Auth. RB, Criminal Justice Ctr. Proj., 6.25%, 06/01/2017	550,000	606,732
Forsyth Cnty., GA Water & Sewer Auth. RB, 6.25%, 04/01/2017	1,000,000	1,098,230
Fulton Cnty., GA Water & Sewer ETM RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	439,347
Gainesville & Hall Cnty., GA Hosp. Auth. RRB, Anticipation Cert., Northeast Georgia Hlth. Sys., Inc.
Proj., 6.00%, 05/15/2014, (Insd. by MBIA)	1,745,000	1,872,525
Glynn-Brunswick, GA Mem. Hosp. Auth. RRB, Anticipation Cert., Southeast Georgia Hlth. Sys. Proj.,
6.00%, 08/01/2016, (Insd. by MBIA)	305,000	312,320
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	540,165
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,245,000	1,296,605
		20,872,886
PUBLIC FACILITIES 1.1%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Downtown Arena Pub. Impt. Proj., Ser. A, 5.375%,
12/01/2021, (Insd. by MBIA)	1,000,000	1,037,110
Cobb Cnty., GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	1,250,000	1,339,175
		2,376,285

3

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2006 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 1.5%
Cobb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Georgia Waste Mgmt. Proj., Ser. A:
5.00%, 04/01/2033	$1,000,000	$986,840
FRN, 3.10%, 04/01/2033	2,250,000	2,231,663
		3,218,503
SPECIAL TAX 1.1%
Horry Cnty., SC Hospitality Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,396,976
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,028,060
		2,425,036
TRANSPORTATION 2.0%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024,
(Insd. by ACA)	2,000,000	2,135,540
Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd.
by AMBAC)	2,000,000	2,187,080
		4,322,620
WATER & SEWER 16.9%
Atlanta, GA Water & Wastewater RB, Ser. A, 5.00%, 11/01/2008, (Insd. by FGIC)	1,000,000	1,026,660
Augusta, GA Water & Sewer RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,382,683
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,096,008
Clayton Cnty., GA Water Auth. Water & Sewer RB:
5.00%, 05/01/2013	1,760,000	1,858,261
5.625%, 05/01/2020	2,000,000	2,179,500
6.25%, 05/01/2016	2,000,000	2,196,780
Cobb Cnty. & Marietta, GA Water Auth. RB, 5.25%, 11/01/2021	2,135,000	2,284,514
Coweta Cnty., GA Dev. Auth. RB, Newnan Water, Sewer & Light Commission, 5.75%, 01/01/2015,
(Insd. by AMBAC)	2,000,000	2,155,980
Coweta Cnty., GA Water & Sewer Auth. RRB, 5.00%, 06/01/2015, (Insd. by FSA)	1,540,000	1,644,997
DeKalb Cnty., GA Water & Sewer RB:
5.375%, 10/01/2018	1,000,000	1,075,390
5.375%, 10/01/2019	1,000,000	1,075,390
5.375%, 10/01/2020	1,000,000	1,075,390
5.625%, 10/01/2017	5,020,000	5,448,306
Gainesville, GA Water & Sewer RB, 5.375%, 11/15/2020, (Insd. by FSA)	1,000,000	1,067,430
Gainesville, GA Water & Sewer RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,049,090
Gwinnett Cnty., GA Water & Sewer Auth. RB, 5.00%, 08/01/2017	2,000,000	2,095,220
Henry Cnty., GA Water & Sewer Auth. RB, 5.625%, 02/01/2030, (Insd. by FGIC)	1,000,000	1,075,200
Jackson Cnty., GA Water & Sewer Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd. by AMBAC)	1,530,000	1,667,180
Peachtree City, GA Water & Sewer Auth. RB, Ser. A, 5.45%, 03/01/2017	300,000	310,047
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	750,000	765,225
5.30%, 07/01/2018	1,250,000	1,267,325
		35,796,576
Total Investments (cost $202,472,292) 98.6%		208,901,146
Other Assets and Liabilities 1.4%		2,998,982
Net Assets 100.0%		$211,900,128

4

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2006 (unaudited)

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
TUFF	The University Financing Foundation, Inc.

The following table shows the percent of total investments by geographic location as of May 31, 2006:

Georgia	86.3%
South Carolina	4.6%
Virginia	3.1%
Virgin Islands	1.5%
Florida	1.0%
Maryland	1.0%
Puerto Rico	0.9%
Pennsylvania	0.6%
Louisiana	0.5%
Nevada	0.5%
100.0%

On May 31, 2006, the aggregate cost of securities for federal income tax purposes was $202,473,942. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,115,538 and $688,334, respectively, with a net unrealized appreciation of $6,427,204.

5

EVERGREEN MARYLAND MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.5%
COMMUNITY DEVELOPMENT DISTRICT 6.1%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	$409,000	$423,687
6.625%, 07/01/2025	1,000,000	1,039,820
Maryland Cmnty. Dev. Administration RB:
FRN, Ser. F, 3.50%, 09/01/2035	2,000,000	2,000,000
Ser. B, 5.50%, 09/01/2031	1,000,000	1,056,050

		4,519,557

CONTINUING CARE RETIREMENT COMMUNITY 1.1%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%,
07/01/2019	450,000	465,403
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Pickersgill Retirement Cmnty., Ser. A, 6.00%,
01/01/2015	350,000	361,589

		826,992

EDUCATION 16.3%
Annapolis, MD EDA RB, St. John’s College Facs., 5.50%, 10/01/2018	1,230,000	1,254,822
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj.:
5.375%, 07/01/2016	1,150,000	1,228,591
6.00%, 06/01/2021	1,000,000	1,116,730
Maryland Econ. Dev. Corp. Student Housing RRB, Univ. of Maryland College Park Proj., 5.00%,
06/01/2015	805,000	854,274
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.50%, 07/01/2013	550,000	587,708
5.625%, 07/01/2020	680,000	718,440
5.625%, 07/01/2022	280,000	295,142
Goucher College, 5.375%, 07/01/2025	1,450,000	1,516,628
Johns Hopkins Univ., Ser. A, 5.00%, 07/01/2038	1,000,000	1,023,320
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	547,888
Maryland Indl. Dev. Fin. Auth. EDRB, Our Lady of Good Counsel Sch., Ser. A:
5.50%, 05/01/2020	840,000	871,718
6.00%, 05/01/2035	1,000,000	1,057,180
St. Mary’s College, Maryland Academic & Auxiliary Fee RB, 5.00%, 09/01/2023	1,045,000	1,096,205

		12,168,646

GENERAL OBLIGATION — LOCAL 16.4%
Anne Arundel Cnty., MD GO, Cons. Gen. Impt., 5.00%, 03/01/2017	2,000,000	2,139,520
Frederick Cnty., MD Pub. Facs. GO:
5.00%, 12/01/2015	500,000	530,810
5.00%, 08/01/2016	1,160,000	1,241,606
Ser. A, 5.00%, 07/01/2006	1,725,000	1,727,104
Howard Cnty., MD GO, Pub. Impt. Proj., Ser. A, 5.00%, 08/15/2019	1,000,000	1,064,310
Montgomery Cnty., MD GO, Pub. Impt. Proj., Ser. A:
5.00%, 07/01/2018	2,500,000	2,661,300
5.375%, 01/01/2007	1,500,000	1,515,960
Prince George’s Cnty., MD GO, Pub. Impt. Proj.:
5.125%, 10/01/2012	65,000	68,827
5.25%, 10/01/2019	1,150,000	1,221,104

		12,170,541

HOSPITAL 22.1%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	915,000	986,288
6.00%, 07/01/2017	830,000	891,013
6.00%, 07/01/2020	1,485,000	1,587,257

1

EVERGREEN MARYLAND MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	$1,200,000	$1,290,768
Doctors Cmnty. Hosp., Inc., 5.75%, 07/01/2013	965,000	966,013
Lifebridge Hlth., 5.25%, 07/01/2020	1,000,000	1,042,060
Peninsula Regl. Med. Ctr., 5.00%, 07/01/2020	1,700,000	1,767,524
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	330,000	337,286
5.50%, 07/01/2022	350,000	366,440
5.75%, 07/01/2020	500,000	531,825
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,384,877
5.75%, 07/01/2021	1,000,000	1,053,180
6.625%, 07/01/2020	1,000,000	1,116,870
New Jersey Hlth. Care Facs. Fin. Auth. RB, Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	925,000	972,989
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%,
01/15/2022	2,000,000	2,164,460

		16,458,850

HOUSING 7.5%
Howard Cnty., MD MHRRB, Chase Glen Proj., 4.90%, 07/01/2024	1,000,000	1,011,760
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.125%, 05/15/2017	460,000	476,638
5.50%, 07/01/2022	1,000,000	1,037,580
5.875%, 07/01/2021	500,000	515,325
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RRB, Ser. B, 5.00%, 08/01/2008	100,000	100,225
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	1,050,000	1,081,101
Cmnty. Hsg., Ser. A:
5.10%, 11/01/2015	250,000	259,113
5.35%, 07/01/2021	500,000	514,160
6.00%, 07/01/2020	180,000	188,390
Montgomery Cnty., MD SFHRB, Ser. A, 5.55%, 07/01/2014	375,000	388,736

		5,573,028

INDUSTRIAL DEVELOPMENT REVENUE 5.4%
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A, 7.50%,
09/01/2015	1,155,000	1,286,012
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,709,024
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,016,460

		4,011,496

LEASE 5.9%
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%, 08/15/2020	311,000	426,219
Montgomery Cnty., MD Econ. Dev. Corp. Lease RB, Wayne Ave. Proj., 5.25%, 09/15/2014	1,000,000	1,071,650
Maryland Stadium Auth. Lease RB, Convention Ctr. Expansion Proj., 5.875%, 12/15/2011, (Insd.
by AMBAC)	1,800,000	1,820,178
Prince George’s Cnty., MD Lease RB, 5.125%, 06/30/2016	1,000,000	1,065,910

		4,383,957

MISCELLANEOUS REVENUE 1.5%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,113,880

PRE-REFUNDED 1.7%
Prince George’s Cnty., MD GO, Pub. Impt. Proj., 5.125%, 10/01/2012	1,175,000	1,251,434

SOLID WASTE 0.1%
North East, MD Waste Disposal Auth. RB, Montgomery Cnty. Resource Recovery Proj., Ser. A,
6.00%, 07/01/2007	50,000	50,814

2

EVERGREEN MARYLAND MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 3.5%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. G, 5.25%, 07/01/2019, (Insd. by FGIC)	$1,000,000	$1,072,580
District of Columbia Metro. Area Trans. Auth. RB, 6.00%, 07/01/2010, (Insd. by FGIC)	300,000	325,917
Maryland Trans. Facs. Auth. RB:
5.80%, 07/01/2006	850,000	851,547
6.80%, 07/01/2016	320,000	364,525

		2,614,569

WATER & SEWER 10.9%
Baltimore, MD RRB Water Proj., Ser. A:
5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,657,920
6.00%, 07/01/2015, (Insd. by FGIC)	1,000,000	1,114,630
Washington, DC Suburban Sanitary Dist. RRB, Sewer Disposal Proj., 5.00%, 06/01/2012	5,000,000	5,333,850

		8,106,400

Total Municipal Obligations (cost $71,312,519)		73,250,164

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Municipal Money Market Fund ø (cost $15,648)	15,648	15,648

Total Investments (cost $71,328,167) 98.5%		73,265,812
Other Assets and Liabilities 1.5%		1,127,364

Net Assets 100.0%		$74,393,176

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GO	General Obligation
IDA	Industrial Development Authority
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2006:

Maryland	91.8%
Pennsylvania	3.0%
Puerto Rico	1.5%
Virginia	1.4%
New Jersey	1.3%
Georgia	0.6%
District of Columbia	0.4%
100.0%

On May 31, 2006, the aggregate cost of securities for federal income tax purposes was $71,328,167. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,081,831 and $144,186, respectively, with a net unrealized appreciation of $1,937,645.

3

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.1%
AIRPORT 1.1%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA) ##	$2,755,000	$2,935,149
Piedmont Triad Arpt. Auth. RB, Ser. A, 5.40%, 07/01/2012, (Insd. by FSA)	1,050,000	1,111,541
Raleigh-Durham, NC Arpt. Auth. RB, Ser. A, 5.25%, 11/01/2019, (Insd. by FGIC)	3,000,000	3,171,450

		7,218,140

CONTINUING CARE RETIREMENT COMMUNITY 4.3%
North Carolina Med. Care Commission Hlth. Care Facs. RB:
First Mtge. Glenaire Proj., 5.75%, 07/01/2019	1,750,000	1,750,368
Hugh Chatham Mem. Hosp. Proj.:
5.00%, 10/01/2015, (Insd. by Radian Group, Inc.)	1,005,000	1,043,662
5.25%, 10/01/2017, (Insd. by Radian Group, Inc.)	1,110,000	1,164,623
5.25%, 10/01/2018, (Insd. by Radian Group, Inc.)	1,165,000	1,219,953
5.50%, 10/01/2020, (Insd. by Radian Group, Inc.)	1,295,000	1,375,873
North Carolina Med. Care Commission Retirement Facs. RB:
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,749,890
Ser. C:
3.80%, 10/01/2007	2,400,000	2,370,312
4.65%, 10/01/2034	2,000,000	1,989,820
First Mtge. United Methodist Retirement Homes:
Ser. A, 5.50%, 10/01/2035	3,900,000	3,895,710
Ser. C, 5.50%, 10/01/2032	4,500,000	4,584,150
Givens Estates Proj., Ser. A:
4.75%, 07/01/2010	1,000,000	1,001,620
5.00%, 07/01/2011	500,000	501,200
5.25%, 07/01/2012	750,000	758,910
6.375%, 07/01/2023	3,000,000	3,206,190

		27,612,281

EDUCATION 2.5%
Catawba Cnty., NC COP, Cmnty. College Proj., 5.25%, 06/01/2024, (Insd. by MBIA)	1,000,000	1,059,570
North Carolina Capital Facs. Fin. Agcy. RB, Elizabeth City State Univ. Hsg., Ser. A, 5.25%,
06/01/2017, (Insd. by AMBAC)	1,005,000	1,064,808
University of North Carolina at Chapel Hill RB, Ser. A, 5.375%, 12/01/2016	595,000	635,133
University of North Carolina at Chapel Hill RRB, Ser. B, 5.00%, 12/01/2008	5,000,000	5,159,050
University of North Carolina at Wilmington COP:
5.25%, 06/01/2019, (Insd. by FGIC)	1,300,000	1,387,373
5.25%, 06/01/2022, (Insd. by FGIC)	1,000,000	1,064,900
5.25%, 06/01/2023, (Insd. by FGIC)	1,115,000	1,187,363
5.25%, 06/01/2024, (Insd. by FGIC)	1,175,000	1,250,364
University of North Carolina Sys. Pool RB, Ser. A:
5.375%, 04/01/2016, (Insd. by AMBAC)	1,155,000	1,242,815
5.375%, 04/01/2019, (Insd. by AMBAC)	1,100,000	1,180,641
5.375%, 04/01/2020, (Insd. by AMBAC)	1,155,000	1,243,011

		16,475,028

ELECTRIC REVENUE 14.9%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
6.92%, 01/01/2020 ROL, (Insd. by AMBAC) +	7,500,000	8,536,050
Ser. A:
5.00%, 01/01/2021	5,000,000	5,330,500
6.50%, 01/01/2018	3,750,000	4,340,175
7.50%, 01/01/2010, (Insd. by Radian Group, Inc. & FSA)	1,845,000	2,065,035
Ser. B:
6.00%, 01/01/2022	5,415,000	6,141,260
7.00%, 01/01/2008	1,000,000	1,049,620
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	7,100,000	8,184,809

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB:
Ser. A:
5.625%, 01/01/2014, (Insd. by MBIA)	$7,850,000	$8,085,186
5.70%, 01/01/2013, (Insd. by MBIA)	5,000,000	5,151,950
Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	3,876,884
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
0.00%, 01/01/2009, (Insd. by MBIA) ¤	8,825,000	8,007,187
5.50%, 01/01/2013	13,125,000	14,206,894
7.25%, 01/01/2007, (Insd. by AMBAC)	5,000,000	5,101,800
Ser. B, 6.375%, 01/01/2013	5,000,000	5,383,850
Puerto Rico Elec. Power Auth. RB, Ser. RR, 5.00%, 07/01/2035 #	10,000,000	10,331,400

		95,792,600

GENERAL OBLIGATION – LOCAL 11.3%
Cabarrus Cnty., NC GO, 5.50%, 04/01/2015	1,500,000	1,612,365
Charlotte, NC GO:
5.25%, 02/01/2020	7,655,000	7,969,544
5.25%, 02/01/2021	6,790,000	7,066,828
5.60%, 06/01/2025	4,490,000	4,878,026
Eden Cnty., NC GO:
5.75%, 06/01/2006, (Insd. by FSA)	825,000	825,000
5.75%, 06/01/2007, (Insd. by FSA)	815,000	831,601
Gaston Cnty., NC GO:
5.25%, 06/01/2018, (Insd. by AMBAC)	2,000,000	2,139,980
5.25%, 06/01/2019, (Insd. by AMBAC)	2,000,000	2,139,980
High Point, NC GO, Pub. Impt., Ser. B, 5.50%, 06/01/2015	1,600,000	1,732,368
Lee Cnty., NC GO:
5.00%, 04/01/2009, (Insd. by MBIA)	1,130,000	1,153,041
5.00%, 04/01/2010, (Insd. by MBIA)	1,725,000	1,768,246
5.00%, 04/01/2011, (Insd. by MBIA)	2,700,000	2,780,001
Mecklenburg Cnty., NC GO, Ser. C, 5.00%, 02/01/2010	16,540,000	17,293,232
Orange Cnty., NC GO, 5.30%, 04/01/2015	1,115,000	1,197,120
Wake Cnty., NC GO:
5.00%, 02/01/2016	16,790,000	18,065,704
Ser. B, 5.25%, 02/01/2017	1,000,000	1,080,880

		72,533,916

GENERAL OBLIGATION – STATE 16.9%
North Carolina GO:
6.41%, 03/01/2017 ROL +	11,430,000	12,778,054
Pub. Impt. Proj., Ser. A, 5.25%, 03/01/2014	12,755,000	13,890,195
Pub. Sch. Bldg., 4.60%, 04/01/2012	4,000,000	4,152,080
Ser. A:
4.75%, 04/01/2014	11,035,000	11,454,440
5.10%, 03/01/2008	1,000,000	1,016,090
Ser. B:
5.00%, 04/01/2014	19,500,000	20,921,355
5.00%, 04/01/2015	10,355,000	11,126,655
Puerto Rico GO:
6.25%, 07/01/2009	2,535,000	2,716,303
Public Impt., Ser. A:
5.50%, 07/01/2016, (Insd. by MBIA)	13,005,000	14,450,506
5.50%, 07/01/2019, (Insd. by FSA)	14,315,000	16,004,456

		108,510,134

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 12.5%
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj., 5.00%, 12/01/2019	$3,000,000	$3,008,040
Cumberland Cnty., NC Hosp. Facs. RB:
5.25%, 10/01/2010	1,310,000	1,381,696
5.25%, 10/01/2011	900,000	949,257
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%, 11/15/2032	5,000,000	5,370,550
Iredell Cnty., NC Iredell Mem. Hosp. RB, 5.125%, 10/01/2013, (Insd. by AMBAC)	1,980,000	2,027,837
Kerrville, TX Hlth. Facs. Dev. Corp. RB, Sid Peterson Mem. Hosp. Proj., 5.375%, 08/15/2035	2,500,000	2,523,125
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.20%, 09/01/2009	150,000	152,981
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj., 5.75%, 07/01/2021	5,000,000	5,265,900
North Carolina Med. Care Commission RB:
Gaston Hlth. Care, 5.375%, 02/15/2011	2,630,000	2,709,426
Gaston Mem. Hosp. Proj.:
5.40%, 02/15/2011	2,000,000	2,039,240
5.50%, 02/15/2015	1,000,000	1,020,120
5.50%, 02/15/2019	1,000,000	1,021,040
Grace Hosp., Inc.:
5.25%, 10/01/2013	3,825,000	3,886,468
6.50%, 10/01/2006	1,180,000	1,190,644
Maria Parham Med. Ctr.:
5.50%, 10/01/2014, (Insd. by Radian Group, Inc.)	1,355,000	1,457,587
5.50%, 10/01/2018, (Insd. by Radian Group, Inc.)	685,000	728,792
Mission St. Joseph’s Hlth. Sys.:
5.25%, 10/01/2013	1,960,000	2,081,696
5.25%, 10/01/2014	1,575,000	1,668,523
Morehead Mem. Hosp., 5.00%, 11/01/2020, (Insd. by FHA & FSA)	7,270,000	7,583,119
Rex Hosp. Proj., 4.625%, 06/01/2011, (Insd. by AMBAC)	1,355,000	1,390,569
Rowan Regl. Med. Proj.:
5.25%, 03/01/2017, (Insd. by FHA)	1,140,000	1,219,948
5.25%, 09/01/2017, (Insd. by FHA)	1,375,000	1,470,439
5.25%, 03/01/2018, (Insd. by FHA)	1,415,000	1,510,272
5.25%, 09/01/2018, (Insd. by FHA)	1,450,000	1,547,107
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,511,772
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,123,250
Transylvania Cmnty. Hosp., Inc.:
5.05%, 10/01/2006	185,000	185,068
5.15%, 10/01/2007	190,000	190,167
5.50%, 10/01/2012	1,130,000	1,135,017
5.75%, 10/01/2019	1,090,000	1,095,308
Wilson Mem. Hosp. Proj., 5.20%, 11/01/2010, (Insd. by AMBAC)	1,525,000	1,550,956
Pitt Cnty., NC RRB, Mem. Hosp. Proj.:
5.25%, 12/01/2021	1,250,000	1,290,925
5.30%, 12/01/2009	3,000,000	3,081,090
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2025	2,000,000	2,154,020
6.00%, 11/15/2030	1,500,000	1,613,055
6.00%, 11/15/2035	4,250,000	4,564,032
University of North Carolina at Chapel Hill Hosp. RB, Ser. A:
5.00%, 02/01/2009	520,000	534,102
5.00%, 02/01/2014	2,000,000	2,095,420

		80,328,558

HOUSING 3.2%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	565,000	577,679
Charlotte, NC Hsg. Dev. Corp. RB, Vantage 78 Apts., 6.60%, 07/15/2021	1,200,000	1,201,656
Durham Cnty., NC MHRB, Ivy Commons Proj., 6.75%, 03/01/2032	2,610,000	2,334,932

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
Principal Amount		Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
North Carolina HFA RB:
Ser. 7-A, 5.55%, 01/01/2025	$220,000	$220,262
Ser. 8-A:
5.95%, 01/01/2027	1,105,000	1,111,829
6.00%, 07/01/2011	565,000	580,040
6.10%, 07/01/2013	650,000	665,775
Ser. 9-A:
5.60%, 07/01/2016	2,965,000	3,045,944
5.875%, 07/01/2031	5,465,000	5,619,823
Ser. 14-A, 4.70%, 07/01/2013	1,455,000	1,475,239
North Carolina HFA SFHRB:
Ser. W, 6.20%, 09/01/2009	25,000	25,117
Ser. EE, 5.90%, 09/01/2013	480,000	497,098
Ser. II, 6.20%, 03/01/2016	1,815,000	1,856,001
Ser. JJ, 6.15%, 03/01/2011	1,455,000	1,468,517

		20,679,912

INDUSTRIAL DEVELOPMENT REVENUE 8.9%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj.:
5.10%, 07/01/2014	2,030,000	2,080,994
5.60%, 07/01/2023	3,750,000	3,923,287
Columbus Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Intl. Paper Co. Proj., Ser. A:
5.85%, 12/01/2020	3,000,000	3,102,270
6.15%, 04/01/2021	1,750,000	1,803,655
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%, 06/01/2016	4,950,000	5,257,494
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%,
08/01/2035	12,380,000	12,946,880
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%, 04/01/2014	2,500,000	2,664,775
Haywood Cnty., NC Indl. Facs. & PCRB, Champion Intl. Corp. Proj.:
6.00%, 03/01/2020	1,500,000	1,531,590
6.25%, 09/01/2025	2,750,000	2,800,902
Ser. A, 5.75%, 12/01/2025	2,150,000	2,177,671
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%, 02/01/2025,
(LOC: JPMorgan Chase & Co.)	1,000,000	1,061,200
Peninsula Port Auth. of Virginia RRB, Dominion Terminal Assn., 6.00%, 04/01/2033	9,000,000	9,588,690
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%, 02/01/2017	8,130,000	8,527,557

		57,466,965

LEASE 11.9%
Buncombe Cnty., NC COP, 5.25%, 10/01/2018, (Insd. by AMBAC)	840,000	889,148
Cabarrus Cnty., NC COP, Installment Fin. Contract:
5.25%, 02/01/2016	2,040,000	2,190,980
5.25%, 02/01/2017	2,040,000	2,175,497
5.25%, 02/01/2018	2,040,000	2,173,742
Cabarrus Cnty., NC Dev. Corp. Installment Payment RB, 5.30%, 06/01/2019	1,155,000	1,209,643
Catawba Cnty., NC COP, 5.25%, 06/01/2019, (Insd. by MBIA)	1,950,000	2,084,043
Charlotte, NC COP:
Convention Facs. Proj., Ser. A:
5.50%, 08/01/2015	9,335,000	10,116,060
5.50%, 08/01/2017	10,390,000	11,213,200
5.50%, 08/01/2018	5,800,000	6,250,660
Govt. Facs. Proj., Ser. G, 5.375%, 06/01/2026	2,500,000	2,640,875
Durham, NC COP:
5.00%, 05/01/2007	1,000,000	1,011,910
5.00%, 04/01/2011	1,640,000	1,718,687
5.00%, 05/01/2014	1,500,000	1,558,245
5.25%, 04/01/2013	1,270,000	1,354,036
5.25%, 04/01/2015	1,020,000	1,085,311

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Durham, NC COP:
New Durham Corp. Proj.:
Ser. A, 5.25%, 12/01/2010	$1,160,000	$1,211,539
Ser. B, 5.25%, 12/01/2011	1,485,000	1,581,332
Forsyth Cnty., NC COP, Pub. Facs. & Equipment Proj., 5.125%, 10/01/2017	2,000,000	2,145,100
Gaston Cnty., NC COP, Pub. Facs. Proj., 5.10%, 12/01/2010, (Insd. by MBIA)	1,105,000	1,135,465
Harnett Cnty., NC COP, 5.375%, 12/01/2017, (Insd. by FSA)	1,875,000	2,011,744
Henderson Cnty., NC COP, Henderson Cnty. Sch. Proj., 5.00%, 03/01/2015, (Insd. by AMBAC)	1,630,000	1,716,683
Iredell Cnty., NC COP, Pub. Facs. Proj., 5.25%, 10/01/2019, (Insd. by AMBAC)	1,495,000	1,579,572
New Hanover Cnty., NC COP:
New Hanover Cnty. Proj.:
4.80%, 12/01/2009, (Insd. by MBIA)	1,195,000	1,237,936
4.90%, 12/01/2010, (Insd. by MBIA)	1,250,000	1,296,713
5.00%, 12/01/2011, (Insd. by MBIA)	1,315,000	1,366,048
5.25%, 12/01/2018, (Insd. by AMBAC)	1,640,000	1,771,462
Pub. Impt., 5.75%, 11/01/2013, (Insd. by AMBAC)	3,000,000	3,281,130
North Carolina COP, Wildlife Resource Commission, Ser. A, 5.25%, 06/01/2018	4,375,000	4,606,656
Pitt Cnty., NC Pub. Facs. COP, Ser. A, 5.55%, 04/01/2012, (Insd. by MBIA)	1,000,000	1,035,480
Winston-Salem, NC COP:
Ser. A, 5.00%, 06/01/2013	1,050,000	1,110,207
Ser. C, 5.25%, 06/01/2015	1,980,000	2,095,949

		76,855,053

MISCELLANEOUS REVENUE 2.4%
Charlotte, NC Storm Water Fee RRB, 5.25%, 06/01/2016	1,525,000	1,632,604
Cumberland Cnty., NC Fin. Corp. Installment Payment RRB, Detention Ctr. & Mental Hlth. Facs.,
5.625%, 06/01/2020	2,030,000	2,141,122
Greenville Cnty., SC Sch. Dist. Installment Purchase RRB, Building Equity Sooner for Tomorrow,
6.00%, 12/01/2021	3,910,000	4,398,985
Henderson, NC Enterprise Sys. RB, 5.25%, 05/01/2018, (Insd. by AMBAC)	2,025,000	2,151,056
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,161,350

		15,485,117

PRE-REFUNDED 1.9%
University of North Carolina at Chapel Hill RB, Ser. A:
5.375%, 12/01/2015	3,225,000	3,459,328
5.375%, 12/01/2016	3,400,000	3,647,044
University of North Carolina Sys. Pool RB:
5.00%, 10/01/2008, (Insd. by AMBAC)	1,250,000	1,287,350
5.75%, 10/01/2013, (Insd. by AMBAC)	1,170,000	1,267,800
5.75%, 10/01/2014, (Insd. by AMBAC)	1,240,000	1,343,652
5.75%, 10/01/2015, (Insd. by AMBAC)	1,045,000	1,132,352

		12,137,526

PUBLIC FACILITIES 1.3%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	3,695,000	3,992,226
Ser. D:
5.50%, 06/01/2020	1,090,000	1,170,780
5.50%, 06/01/2025	3,000,000	3,222,330

		8,385,336

STUDENT LOAN 0.4%
North Carolina Student Edl. Assistance Auth. RB, Ser. C, 6.35%, 07/01/2016	2,375,000	2,425,208

TRANSPORTATION 1.0%
Puerto Rico Hwy. & Trans. Auth. RB:
Ser. A, 5.00%, 07/01/2035, (Insd. by AMBAC)	5,000	5,208
Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	5,650,000	6,194,942

		6,200,150

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
Principal Amount		Value

MUNICIPAL OBLIGATIONS continued
UTILITY 2.8%
Concord, NC Util. Sys. RRB, Ser. B, 5.00%, 12/01/2017, (Insd. by MBIA)	$2,375,000	$2,454,254
Fayetteville, NC Pub. Works Commission RB:
3.375%, 01/15/2007, (Insd. by FSA)	3,380,000	3,376,147
3.55%, 01/15/2008, (Insd. by FSA)	12,250,000	12,215,577

		18,045,978

WATER & SEWER 1.8%
Broad River, NC Water Auth. Water Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	1,410,000	1,527,481
Charlotte, NC Water & Sewer Sys. RB, 5.125%, 06/01/2013	2,000,000	2,122,100
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2022	1,515,000	1,565,783
Winston-Salem, NC Water & Sewer Sys. RB:
4.80%, 06/01/2013	2,745,000	2,831,962
4.875%, 06/01/2014	3,350,000	3,460,952

		11,508,278

Total Municipal Obligations (cost $622,036,043)		637,660,180

	Shares	Value

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $8,314,166)	8,314,166	8,314,166

Total Investments (cost $630,350,209) 100.4%		645,974,346
Other Assets and Liabilities (0.4%)		(2,634,661)

Net Assets 100.0%		$643,339,685

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
+	Inverse floating rate security
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of May 31, 2006:

North Carolina	81.9%
Puerto Rico	7.7%
Virginia	1.5%
Minnesota	1.3%
South Carolina	1.1%
Virgin Islands	1.0%
Pennsylvania	0.9%
Florida	0.8%
Maryland	0.8%
Michigan	0.8%
Georgia	0.5%
Texas	0.4%
Non-state specific	1.3%

100.0%

On May 31, 2006, the aggregate cost of securities for federal income tax purposes was $630,351,762. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,662,702 and $2,040,118, respectively, with a net unrealized appreciation of $15,622,584.

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.6%
AIRPORT 1.9%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$300,000	$310,158
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.00%, 10/01/2035	2,000,000	2,032,160
5.75%, 10/01/2017	4,000,000	4,316,040

		6,658,358

COMMUNITY DEVELOPMENT DISTRICT 1.1%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	779,865
Henderson, NV Spl. Assmt. RB, 5.25%, 09/01/2026	1,500,000	1,508,235
Lancaster Cnty., SC RB, Sun City Carolina Lakes Impt., 5.45%, 12/01/2037	1,700,000	1,700,867

		3,988,967

CONTINUING CARE RETIREMENT COMMUNITY 1.0%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	900,000	930,807
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%, 12/15/2014	1,130,000	1,124,700
Peninsula Port Auth., Virginia Residential Care Facs. RRB, Baptist Homes, Ser. C, 5.40%, 12/01/2033	1,600,000	1,603,808

		3,659,315

EDUCATION 18.6%
Charleston, SC Edl. Excellence Fin. Corp. RB ROL, 6.92%, 12/01/2025 +	7,500,000	8,231,850
Clemson Univ., South Carolina RB:
6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	578,875
6.00%, 05/01/2013, (Insd. by AMBAC)	2,785,000	2,985,492
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purpose RB:
5.00%, 12/01/2029	1,000,000	1,020,480
5.00%, 12/01/2030	8,530,000	8,600,031
Fairfield Cnty., SC Sch. Dist. COP, Fairfield Primary Geiger & Kelly Miller Proj., 5.50%, 03/01/2007	265,000	268,323
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow:
5.25%, 12/01/2021	1,000,000	1,046,650
5.875%, 12/01/2015	1,000,000	1,118,260
5.875%, 12/01/2016	9,000,000	10,064,340
5.875%, 12/01/2017	2,000,000	2,236,520
5.875%, 12/01/2018	1,000,000	1,118,260
Lancaster, SC Edl. Assistance Program RB, Sch. Dist. Proj., 5.00%, 12/01/2026	8,000,000	8,039,040
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB:
5.25%, 12/01/2024	3,000,000	3,083,820
5.25%, 12/01/2030	3,500,000	3,571,120
Newberry Cnty., SC RB, Sch. Dist. Proj., 5.25%, 12/01/2017	1,000,000	1,038,800
Pennsylvania Higher Edl. Assistance Agcy. RB, ARS, Ser. Z-1, 3.85%, 06/01/2039, (Gtd. by
Student Loans)	1,000,000	1,000,000
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,284,712
Richland Cnty., SC Sch. Dist. No. 1 GO, 5.75%, 03/01/2015, (Insd. by FSA)	1,200,000	1,284,456
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,399,658
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,534,241
University of South Carolina RB:
5.60%, 06/01/2017, (Insd. by AMBAC)	1,015,000	1,044,729
5.70%, 06/01/2020, (Insd. by MBIA)	3,465,000	3,499,650
Ser. A:
5.50%, 06/01/2014	575,000	612,559
5.50%, 06/01/2015	605,000	644,519

		65,306,385

ELECTRIC REVENUE 4.7%
South Carolina Pub. Svcs. Auth. RB, Ser. A:
5.75%, 01/01/2014, (Insd. by MBIA)	2,500,000	2,681,025
5.75%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,143,440

1

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
South Carolina Pub. Svcs. Auth. RRB, Ser. A:
5.00%, 01/01/2014, (Insd. by MBIA)	$1,000,000	$1,027,190
5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,455,810
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,752,727
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,541,897

		16,602,089

GENERAL OBLIGATION – LOCAL 17.7%
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	1,200,000	1,303,992
6.00%, 03/01/2016	1,325,000	1,437,890
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,348,880
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,037,600
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,208,743
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,685,472
Berkeley Cnty., SC Sch. Dist. GO:
5.375%, 04/01/2014, (Insd. by South Carolina State Dept. of Ed.)	2,200,000	2,307,360
5.375%, 04/01/2015, (Insd. by South Carolina State Dept. of Ed.)	2,000,000	2,097,600
5.375%, 04/01/2016, (Insd. by South Carolina State Dept. of Ed.)	4,500,000	4,719,600
5.375%, 04/01/2017, (Insd. by South Carolina State Dept. of Ed.)	5,000,000	5,244,000
5.375%, 04/01/2018, (Insd. by South Carolina State Dept. of Ed.)	3,705,000	3,885,804
5.375%, 04/01/2019, (Insd. by South Carolina State Dept. of Ed.)	2,500,000	2,622,000
5.50%, 01/15/2014, (Insd. by FSA)	1,570,000	1,703,246
5.50%, 01/15/2016, (Insd. by FSA)	1,100,000	1,190,255
5.50%, 01/15/2018, (Insd. by FSA)	9,715,000	10,482,485
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2013	2,000,000	2,171,520
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,045,758
5.40%, 04/01/2021	1,120,000	1,197,135
5.50%, 04/01/2025	2,700,000	2,895,534
Horry Cnty., SC GO, 5.125%, 03/01/2017	1,160,000	1,210,402
Kershaw Cnty., SC Sch. Dist. GO, 5.50%, 02/01/2011	1,000,000	1,060,430
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	530,000	565,017
Orangeburg Cnty., SC Sch. Dist. No. 5 GO:
5.25%, 03/01/2017, (Insd. by South Carolina State Dept. of Ed.)	1,665,000	1,738,360
5.75%, 03/01/2014, (Insd. by FSA)	500,000	547,065
Richland Cnty., SC Sch. Dist. No. 1 GO:
5.00%, 03/01/2016	975,000	994,724
5.75%, 03/01/2016	1,000,000	1,070,380
5.75%, 03/01/2017	2,160,000	2,312,021
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,067,250
5.375%, 04/01/2020	1,005,000	1,072,586
Spartanburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 05/01/2011	1,000,000	1,063,270

		62,286,379

GENERAL OBLIGATION – STATE 0.3%
Puerto Rico GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,112,310

HOSPITAL 11.3%
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,348,908
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	4,250,000	4,404,190
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.50%, 05/01/2024	2,085,000	2,172,716
6.00%, 11/01/2018	6,650,000	7,205,275

2

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	$1,000,000	$1,007,190
Ser. B, 5.625%, 01/01/2020	1,000,000	1,011,000
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,000,000	2,114,480
5.25%, 02/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,071,594
5.25%, 08/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,071,594
Newberry Cnty., SC Spl. Source RRB, Newberry Cnty. Mem. Hosp., 5.25%, 12/01/2029	1,265,000	1,317,826
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.25%, 02/01/2015, (Insd. by MBIA)	1,500,000	1,526,700
5.50%, 02/01/2011, (Insd. by FSA)	265,000	278,414
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,108,065
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,716,224
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,617,577
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,033,420
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,105,380
5.50%, 04/15/2017, (Insd. by FSA)	500,000	531,725

		39,642,278

HOUSING 1.5%
North Charleston, SC Hsg. Auth. MHRB, Horizon Vlg., Ser. A, 5.00%, 02/20/2038	1,535,000	1,510,164
Rock Hill, SC Hsg. Dev. Corp. MHRRB, 7.50%, 07/01/2010	65,000	65,136
South Carolina Hsg. Fin. & Dev. Auth. MHRRB:
Heritage Ct. Apts., Ser. A:
5.85%, 07/01/2010	545,000	545,403
6.15%, 07/01/2025, (Insd. by FHA)	595,000	595,339
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	280,000	287,000
6.35%, 07/01/2025, (Insd. by FHA)	215,000	220,539
6.55%, 07/01/2015	20,000	20,248
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	1,090,000	1,090,970
South Carolina Hsg. Fin. & Dev. Auth. SFHRRB, 5.50%, 07/01/2025	1,000,000	1,079,620

		5,414,419

INDUSTRIAL DEVELOPMENT REVENUE 3.1%
Berkeley Cnty., SC PCRRB, South Carolina Generating Co. Proj., 4.875%, 10/01/2014	2,000,000	2,054,320
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by Waste Mgmt., Inc.)	3,000,000	3,033,630
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	763,972
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., FRN, Ser. A,
2.30%, 03/01/2031	4,000,000	3,934,560
Richland Cnty., SC Env. RRB, Intl. Paper Co. Proj., Ser. A, 6.10%, 04/01/2023	325,000	349,843
York Cnty., SC PCRB, SAVRS, Ser. B3, 3.65%, 09/15/2024	750,000	750,000

		10,886,325

LEASE 4.0%
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Puchase RRB, Growth Remedy Opportunity Tax Hike,
5.25%, 12/01/2029	2,000,000	2,053,920
Lexington, SC One Sch. Facs. Corp. Installment RB, Lexington Cnty. Sch. Dist. No. 1:
5.00%, 12/01/2026 #	3,320,000	3,401,805
5.25%, 12/01/2024	2,110,000	2,196,468
5.25%, 12/01/2026	2,340,000	2,432,243
Newberry, SC Investing in Children’s Ed. Installment RB, Newberry Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2030	2,000,000	1,991,600
5.25%, 12/01/2024	1,855,000	1,911,095

		13,987,131

3

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 0.2%
Greenville Cnty., SC Sch. Dist. Installment Purchase RRB, Building Equity Sooner for Tomorrow,
6.00%, 12/01/2021	$450,000	$506,277

PRE-REFUNDED 8.2%
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	475,148
Columbia, SC Waterworks & Sewer Sys. RB:
6.00%, 02/01/2014	2,000,000	2,154,120
6.00%, 02/01/2015	1,960,000	2,111,038
Greenville, SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow:
6.00%, 12/01/2020	5,000,000	5,625,300
6.00%, 12/01/2021	550,000	618,783
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	495,000	529,858
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,110,620
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	6,500,000	7,347,665
6.375%, 08/15/2027	1,500,000	1,705,860
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	759,413
6.25%, 01/01/2009, (Insd. by MBIA)	1,150,000	1,221,863
6.75%, 01/01/2019, (Insd. by FGIC)	210,000	259,820
6.75%, 01/01/2019, (Insd. by FGIC)	290,000	354,038
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	337,421
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,240,990

		28,851,937

PUBLIC FACILITIES 1.7%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009, (Insd. by MBIA)	3,495,000	3,743,599
Puerto Rico Pub. Bldgs. Auth. RB, Ser. B, 5.25%, 07/01/2021, (Insd. by FSA)	2,000,000	2,064,420

		5,808,019

RESOURCE RECOVERY 1.3%
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,094,920
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,566,555

		4,661,475

SPECIAL TAX 1.2%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	1,000,000	1,082,640
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2014	500,000	535,240
6.00%, 04/01/2015	1,000,000	1,068,280
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,542,090

		4,228,250

STUDENT LOAN 0.1%
South Carolina Edl. Assistance Auth. RRB, Gtd. Student Loans Sub. Lien, Ser. C, 5.875%, 09/01/2007	250,000	250,790

TRANSPORTATION 7.2%
Columbia, SC Parking Facs. RRB:
5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,020,860
Ser. A, 5.00%, 02/01/2024, (Insd. by CDC IXIS Finl. Guaranty)	6,060,000	6,239,982
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024,
(Insd. by ACA)	2,000,000	2,135,540
South Carolina Trans. Infrastructure Bank RB:
Ser. A:
5.00%, 10/01/2012, (Insd. by MBIA)	1,000,000	1,038,850
5.375%, 10/01/2018, (Insd. by MBIA)	5,000,000	5,304,350
5.50%, 10/01/2013, (Insd. by MBIA)	1,000,000	1,064,760
5.50%, 10/01/2019, (Insd. by AMBAC)	3,440,000	3,723,181
Ser. B, 5.25%, 10/01/2015	3,615,000	3,931,565

		25,459,088

4

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 1.8%
Camden, SC Pub. Util. RRB, 5.50%, 03/01/2022, (Insd. by MBIA)	$1,000,000	$1,033,630
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,157,220
Western Carolina Regl. Sewer Auth., South Carolina RRB, Ser. B, 5.25%, 03/01/2019, (Insd. by FSA)	3,750,000	4,096,613

		6,287,463

WATER & SEWER 11.7%
Anderson Cnty., SC Joint Muni. Water Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,743,920
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,834,075
Charleston, SC Waterworks & Sewer RRB, 5.125%, 01/01/2010	3,700,000	3,874,048
Columbia, SC Waterworks & Sewer Sys. RRB, 5.70%, 02/01/2010	3,970,000	4,238,293
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	789,805
Florence, SC Water & Sewer RRB, 5.20%, 03/01/2007, (Insd. by AMBAC)	1,600,000	1,601,904
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,638,233
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	4,936,572
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,161,734
Greenville, SC Waterworks RB, 5.50%, 02/01/2022	2,000,000	2,064,480
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	537,440
North Charleston, SC Sewer Dist. RRB:
5.50%, 07/01/2016, (Insd. by FSA)	2,785,000	3,032,308
Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,750,000	4,117,087
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,250,000	1,283,538
Western Carolina Regl. Sewer Auth. South Carolina RRB:
5.375%, 03/01/2018, (Insd. by FSA)	3,040,000	3,251,554
5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	2,063,776

		41,168,767

Total Municipal Obligations (cost $334,727,274)		346,766,022

	Shares	Value

SHORT-TERM INVESTMENTS 1.1%
MUTUAL FUND SHARES 1.1%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $3,718,568)	3,718,568	3,718,568

Total Investments (cost $338,445,842) 99.7%		350,484,590
Other Assets and Liabilities 0.3%		1,100,360

Net Assets 100.0%		$351,584,950

+	Inverse floating rate security
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

5

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
ARS	Auction Rate Security
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRRB	Single Family Housing Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2006:

South Carolina	89.9%
Puerto Rico	1.8%
District of Columbia	1.8%
Virginia	1.6%
Pennsylvania	1.5%
Virgin Islands	0.8%
Florida	0.6%
Nevada	0.4%
Georgia	0.3%
Maryland	0.2%
Non-state specific	1.1%

100.0%

On May 31, 2006, the aggregate cost of securities for federal income tax purposes was $338,641,287. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,355,049 and $511,746, respectively, with a net unrealized appreciation of $11,843,303.

6

EVERGREEN VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 5.8%
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.00%, 10/01/2035	$5,000,000	$5,080,400
5.50%, 10/01/2012	750,000	808,005
5.75%, 10/01/2017	1,860,000	2,006,958
5.75%, 10/01/2018	6,680,000	7,207,787

		15,103,150

COMMUNITY DEVELOPMENT DISTRICT 3.4%
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 04/01/2026	6,240,000	6,529,162
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	730,000	756,214
6.625%, 07/01/2025	500,000	519,910
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	1,000,000	1,005,490

		8,810,776

CONTINUING CARE RETIREMENT COMMUNITY 3.5%
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Mtge. RB, Lucy Corr Nursing Home Proj., 5.875%, 12/01/2021,
(Insd. by GNMA)	500,000	515,675
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	905,000	935,978
Henrico Cnty., VA EDA Residential Care Facs. RB, Baptist Homes, Ser. A, 4.50%, 07/01/2010	1,000,000	991,510
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj., Ser. B, 5.00%, 08/01/2028	5,000,000	5,052,900
Peninsula Port Auth. of Virginia Residential Care Facs. RRB, Virginia Baptist Homes, Ser. C, 5.40%,
12/01/2033	1,400,000	1,403,332

		8,899,395

EDUCATION 12.1%
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,750,000	1,848,648
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program, Ser. A, 5.25%, 02/01/2017	3,920,000	4,157,866
Pub. Higher Ed. Fin. Program, Ser. A, 5.00%, 09/01/2023	3,000,000	3,142,350
Washington & Lee Univ. Proj.:
5.25%, 01/01/2026, (Insd. by MBIA)	2,550,000	2,818,234
5.25%, 01/01/2031, (Insd. by MBIA)	5,100,000	5,640,906
Virginia Pub. Sch. Auth. RB, Sch. Fin., Ser. A:
5.00%, 08/01/2013	1,250,000	1,324,038
5.125%, 08/01/2011	1,370,000	1,451,912
5.25%, 08/01/2016	10,000,000	10,902,500

		31,286,454

GENERAL OBLIGATION – LOCAL 10.4%
Fairfax Cnty., VA GO, Pub. Impt., Ser. A:
5.00%, 10/01/2017	2,545,000	2,717,958
5.125%, 06/01/2014	1,170,000	1,225,692
5.25%, 06/01/2018	2,110,000	2,215,479
King George Cnty., VA IDA Lease GO, King George Cnty. Sch. Proj., 6.40%, 08/01/2016	700,000	715,288
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	816,465
Manassas, VA GO, Ser. A, 5.00%, 01/01/2012	1,000,000	1,040,070
Newport News, VA GO:
5.75%, 01/15/2017	1,940,000	2,004,117
Ser. B, 5.25%, 02/01/2017	5,000,000	5,451,400
Norfolk, VA Refunding & Capital Impt. GO, 5.00%, 07/01/2010	710,000	734,900
Portsmouth, VA Refunding & Pub. Impt. GO, Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	415,000	427,865
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,159,520
5.50%, 01/15/2017, (Insd. by FSA)	500,000	536,795
Stafford Cnty., VA Refunding GO, 5.50%, 01/01/2017	1,100,000	1,180,652
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,662,049
Suffolk, VA GO, 5.00%, 12/01/2025	1,170,000	1,223,106
Virginia Beach, VA GO, 5.40%, 07/15/2009	1,575,000	1,653,671

		26,765,027

1

EVERGREEN VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 0.5%
Puerto Rico Pub. Impt. GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	$1,200,000	$1,367,448

HOSPITAL 10.6%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	2,655,000	2,849,452
5.50%, 07/01/2011	1,410,000	1,501,030
5.50%, 07/01/2015	680,000	737,589
5.50%, 07/01/2017	1,425,000	1,545,683
5.50%, 07/01/2018	1,000,000	1,084,690
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2030	1,000,000	1,003,600
Fairfax Cnty., VA IDA RB, INOVA Hlth. Sys. Proj., 5.875%, 08/15/2016	370,000	379,128
Hanover Cnty., VA IDA RB, Mem. Regl. Med. Ctr. Proj., 6.50%, 08/15/2008, (Insd. by MBIA)	2,360,000	2,493,175
Henrico Cnty., VA IDA RRB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010, (Insd. by MBIA)	2,000,000	2,046,520
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, Ser. B, SAVRS, 3.70%, 07/01/2030	1,000,000	1,000,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. Cecil Cnty. Proj., 5.00%, 07/01/2040	2,400,000	2,409,288
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,660,312
5.50%, 07/01/2018	3,670,000	3,895,338
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	1,500,000	1,613,055
Virginia Beach, VA IDA RRB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,288,513

		27,507,373

HOUSING 3.6%
Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham Vlg. Apts., 4.875%, 07/01/2006	80,000	80,007
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,890,000	2,012,718
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Hsg. for the Elderly, 6.00%, 09/01/2016, (Insd. by
FHA)	500,000	511,580
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (LOC:
PNC Finl. Svcs. Group, Inc. & Insd. by FSA)	500,000	512,735
Portsmouth, VA Redev. & Hsg. Auth. MHRB, Ser. A, 6.30%, 09/01/2026, (Insd. by FNMA)	640,000	654,733
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	1,000,000	1,015,810
Ser. C, 7.00%, 07/01/2029	1,865,000	1,929,603
Virginia HDA MHRB:
Ser. H:
5.55%, 05/01/2015	1,000,000	1,023,950
6.00%, 05/01/2010	500,000	505,515
Ser. I, 5.45%, 05/01/2018	500,000	517,040
Ser. O, 6.05%, 11/01/2017	500,000	512,160

		9,275,851

INDUSTRIAL DEVELOPMENT REVENUE 3.5%
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj., SAVRS, 3.75%, 10/01/2032	1,000,000	1,000,000
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN, 2.35%,
09/01/2030	5,000,000	4,911,600
Peninsula Port Auth. of Virginia RRB, CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,177,720
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,016,460

		9,105,780

LEASE 5.5%
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB:
James Lee Cmnty. Ctr., 5.25%, 06/01/2019	1,000,000	1,055,310
Mott & Gum Springs Cmnty. Ctr., 5.35%, 06/01/2006	250,000	250,000
Lexington Cnty., SC Sch. Facs. RB, Sch. Dist. No. 1, 5.25%, 12/01/2027	1,470,000	1,526,816
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,081,760
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,211,571
Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,411,759

2

EVERGREEN VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Montgomery Cnty., VA IDA Lease RRB:
Ser. A, 5.00%, 03/01/2019, (Insd. by AMBAC)	$1,145,000	$1,198,609
Ser. B, 5.00%, 03/01/2021, (Insd. by AMBAC)	1,490,000	1,553,146
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.375%, 02/01/2017, (Insd. by AMBAC)	1,055,000	1,128,512
Prince William Cnty., VA IDA RRB, American Type Culture Collection Proj., 5.25%, 02/01/2018	1,175,000	1,277,625
Virginia Biotechnology Research Park RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,542,418

		14,237,526

PRE-REFUNDED 24.1%
Arlington Cnty., VA GO, Pub. Impt., 5.25%, 06/01/2014	1,000,000	1,045,370
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts.:
Ser. A, 5.35%, 07/01/2018	2,000,000	2,102,160
Ser. B, 6.50%, 07/01/2024	1,600,000	1,708,256
Bristol, VA Util. Sys. GO, 5.50%, 11/01/2018, (Insd. by FSA)	1,595,000	1,773,704
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,130,650
Chesterfield Cnty., VA GO:
5.75%, 01/15/2016	1,700,000	1,817,045
5.75%, 01/15/2017	1,000,000	1,068,850
Culpeper Cnty., VA Sch. Auth. GO, 6.00%, 01/15/2019, (Insd. by FSA)	1,640,000	1,780,466
Fairfax Cnty., VA Water Auth. RB:
5.625%, 04/01/2017	1,640,000	1,766,018
6.125%, 04/01/2016	1,545,000	1,690,508
Greenville, SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 6.00%,
12/01/2020	750,000	843,795
Hampton, VA GO, Pub. Impt.:
5.75%, 02/01/2013	1,125,000	1,223,010
5.75%, 02/01/2016	1,960,000	2,130,755
Loudoun Cnty., VA GO, Pub. Impt., Ser. C:
5.20%, 12/01/2013	1,715,000	1,816,717
5.25%, 12/01/2014	1,000,000	1,060,940
Medical Univ. of South Carolina Hosp. Auth. RRB, Ser. A, 6.375%, 08/15/2027	1,500,000	1,705,860
Peumansend Creek, VA Regl. Jail Auth. RB, 5.75%, 06/01/2017, (Insd. by MBIA)	1,300,000	1,340,235
Portsmouth, VA Refunding & Pub. Impt. GO, Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	1,085,000	1,123,800
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	540,165
Roanoke, VA GO, Pub. Impt.:
6.00%, 10/01/2013	1,730,000	1,885,371
6.00%, 10/01/2014	1,835,000	1,999,801
6.00%, 10/01/2015	1,950,000	2,125,129
6.00%, 10/01/2016	2,070,000	2,255,907
Suffolk, VA GO:
5.70%, 06/01/2010, (Insd. by AMBAC)	250,000	255,000
5.90%, 06/01/2013, (Insd. by AMBAC)	750,000	765,000
Virginia College Bldg. Auth. Edl. Facs. RB, 21st Century College Program, 5.00%, 08/01/2008	500,000	511,205
Virginia Polytechnic Institute & State Univ. RB, Univ. Svcs. Sys., Ser. C, 5.50%, 06/01/2016	1,500,000	1,530,000
Virginia Pub. Bldg. Auth. Facs. RB:
Ser. A:
5.50%, 08/01/2013	3,335,000	3,564,248
5.50%, 08/01/2015	2,000,000	2,137,480
6.00%, 08/01/2011	1,000,000	1,087,480
Ser. B:
5.25%, 08/01/2014	5,000,000	5,426,800
5.50%, 08/01/2014	515,000	543,016

3

EVERGREEN VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Virginia Pub. Sch. Auth. RB, Sch. Fin.:
Ser. A, 5.50%, 08/01/2015	$1,500,000	$1,615,980
Ser. B:
5.125%, 08/01/2014	6,345,000	6,488,524
5.50%, 08/01/2011	1,405,000	1,493,950
Virginia Resource Water & Sewer Auth. RB, Sussex Cnty. Proj., Ser. A, 5.60%, 10/01/2025	1,000,000	1,025,760

		62,378,955

PUBLIC FACILITIES 2.5%
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	1,035,840
Prince William Cnty., VA IDA RB, American Type Culture Collection Proj., 6.00%, 02/01/2014	50,000	51,059
Virginia Biotechnology Research Park RB, Consolidated Laboratories Proj., 5.125%, 09/01/2016	1,235,000	1,302,937
Virginia Bldg. Auth. Pub. Facs. RRB, Ser. A:
5.00%, 08/01/2009	3,000,000	3,107,400
6.00%, 08/01/2009	1,000,000	1,067,150

		6,564,386

RESOURCE RECOVERY 1.5%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj., 5.375%, 01/01/2013,
(Insd. by FSA)	3,810,000	3,922,433

SPECIAL TAX 1.6%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,031,760
5.50%, 10/01/2018	2,000,000	2,056,120
5.50%, 10/01/2022	1,000,000	1,027,120

		4,115,000

TRANSPORTATION 4.1%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024,
(Insd. by ACA)	1,000,000	1,067,770
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,658,751
Commonwealth of Virginia Trans. Board RB, Northern Virginia Trans. Dist. Program, Ser. B, 7.25%,
05/15/2020	1,700,000	1,771,706
Commonwealth of Virginia Port Auth. RB:
5.50%, 07/01/2018	3,000,000	3,196,410
5.90%, 07/01/2016	750,000	758,685
Washington, DC Metro. Area Transit Auth. RRB, 6.00%, 07/01/2007, (Insd. by FGIC)	1,000,000	1,025,350

		10,478,672

WATER & SEWER 7.1%
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	390,000	390,601
Chesterfield Cnty., VA Water & Sewer RRB, 6.375%, 11/01/2007	130,000	130,287
Fairfax Cnty., VA Water Auth. RB, 6.00%, 04/01/2022	1,265,000	1,312,058
Henrico Cnty., VA Water & Sewer RB, 5.70%, 05/01/2008	285,000	285,445
Spotsylvania Cnty., VA Water & Sewer RRB, 5.00%, 06/01/2026	2,500,000	2,602,950
Virginia Beach, VA Water & Sewer RB, 5.75%, 08/01/2016	1,735,000	1,870,868
Virginia Resource Auth. Clean Water RB, State Revolving Fund:
5.375%, 10/01/2022	675,000	720,131
5.50%, 10/01/2015	2,150,000	2,304,413
5.75%, 10/01/2019	180,000	194,713
5.875%, 10/01/2014	1,250,000	1,358,125
6.00%, 10/01/2016	3,965,000	4,326,806

4

EVERGREEN VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	$1,290,000	$1,350,127
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,381,542

		18,228,066

Total Investments (cost $250,010,424) 99.8%		258,046,292
Other Assets and Liabilities 0.2%		607,944

Net Assets 100.0%		$258,654,236

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities

The following table shows the percent of total investments by geographic location as of May 31, 2006:

Virginia	85.4%
District of Columbia	6.3%
South Carolina	1.6%
Virgin Islands	1.6%
Maryland	1.4%
Georgia	0.8%
Puerto Rico	0.7%
Minnesota	0.6%
Delaware	0.4%
Florida	0.4%
Louisiana	0.4%
Nevada	0.4%

100.0%

On May 31, 2006, the aggregate cost of securities for federal income tax purposes was $250,043,334. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,543,012 and $540,054, respectively, with a net unrealized appreciation of $8,002,958.

5

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         July 28, 2006

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date:         July 28, 2006